Post-employee benefit plans - Healthcare Cost Trend Rates and Sensitivity Analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Actuarial assumption of medical cost trend rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Impact on net post-employment benefit plans cost, increase in assumption	$ 5
Impact on net post-employment benefit plans cost, decrease in assumption	(3)
Impact on post-employment benefit obligation, increase in assumption	111
Impact on post-employment benefit obligation, decrease in assumption	$ (90)
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Impact on net post-employment benefit plans cost, increase in assumption	$ (77)
Impact on net post-employment benefit plans cost, decrease in assumption	65
Impact on post-employment benefit obligation, increase in assumption	(1,605)
Impact on post-employment benefit obligation, decrease in assumption	1,716
Actuarial assumption of life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on net post-employment benefit plans cost, increase in assumption	35
Impact on net post-employment benefit plans cost, decrease in assumption	(34)
Impact on post-employment benefit obligation, increase in assumption	796
Impact on post-employment benefit obligation, decrease in assumption	$ (771)
Duration of reasonably possible decrease in actuarial assumptions	1 year
Duration of reasonably possible increase in actuarial assumption	1 year